LOSS PER SHARE - Disclosure of diluted earnings per share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Options and unvested RSU issued as part of share-based payment
Earnings per share [line items]
Number of ordinary shares used in calculating diluted earnings per share	3,737	3,893